UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bridgecreek Investment Management, LLC
Address:  2431 East 61st Street, Suite 315
          Tulsa, OK  74136

Form 13F File Number: 028-11967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian G. Carney, CIMA
Title:    Chief Investment Officer
          Chief Compliance Officer
Phone:    (918) 392-1990

Signature, Place, and Date of Signing:

      /s/ Brian G. Carney            Tulsa, OK                 08-05-2009
     ---------------------          -------------              ----------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          198

Form 13F Information Table Value Total:  $   239,165
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]


Bridgecreek Consolidated Positions as of 6-30-2009

                                            Title of                                             Investment        Other    Voting
Name of Issuer                               Class       CUSIP        Value       Shares         Discretion       Managers Authority
------------------------------------------------------------------------------------------------------------------------------------
ADOBE SYSTEMS INC COM                       COMMON      00724F101  1,065,070       37,635    Full Discretion/Sole    N/A   Sole
AFFILIATED MANAGERS GROUP CM                COMMON      008252108    130,927        2,250    Full Discretion/Sole    N/A   Sole
ALASKA COMM SYSTEMS GROUP COM               COMMON      01167P101  2,576,010      351,914    Full Discretion/Sole    N/A   Sole
ALLIANCE HOLDINGS GP LP                     COMMON      01861G100     10,075          525    Full Discretion/Sole    N/A   Sole
ALTRIA GROUP INC COM                        COMMON      02209S103  1,441,287       87,937    Full Discretion/Sole    N/A   Sole
ALUMINUM CORP CHINA LTD ADR                 COMMON      022276109     81,690        3,500    Full Discretion/Sole    N/A   Sole
AMERICA MOVIL S.A.B. DE C.V ADR SERIES L    COMMON      02364W105    923,278       23,845    Full Discretion/Sole    N/A   Sole
AMERICAN ELEC PWR INC COM                   COMMON      025537101     21,667          750    Full Discretion/Sole    N/A   Sole
AMGEN INC COM                               COMMON      031162100     84,704        1,600    Full Discretion/Sole    N/A   Sole
ANADARKO PETE CORP COM                      COMMON      032511107     29,503          650    Full Discretion/Sole    N/A   Sole
APPLE INC COM                               COMMON      037833100  2,467,742       17,326    Full Discretion/Sole    N/A   Sole
AT&T INC COM                                COMMON      00206R102     24,840        1,000    Full Discretion/Sole    N/A   Sole
AUTOZONE INC COM                            COMMON      053332102      7,555           50    Full Discretion/Sole    N/A   Sole
AVALONBAY COM                               COMMON      053484101  1,339,483       23,945    Full Discretion/Sole    N/A   Sole
BAKER HUGHES INC CM                         COMMON      057224107     23,139          635    Full Discretion/Sole    N/A   Sole
BANCFIRST CORP COM                          COMMON      05945F103    172,900        5,000    Full Discretion/Sole    N/A   Sole
BANCFIRST CORP COM                          COMMON      05539S206    582,122       23,520    Full Discretion/Sole    N/A   Sole
BANCO SANTANDER-CHILE ADR                   COMMON      05965X109      5,183          111    Full Discretion/Sole    N/A   Sole
BARRICK GOLD CORP COM                       COMMON      067901108      1,677           50    Full Discretion/Sole    N/A   Sole
BERKSHIRE HATHAWAY INC DEL CL B             COMMON      084670207     34,749           12    Full Discretion/Sole    N/A   Sole
BERKSHIRE HATHAWAY INC DEL CONV CL A COM    COMMON      084670108    180,000            2    Full Discretion/Sole    N/A   Sole
BHP BILLITON LIMITED ADR                    COMMON      088606108     27,365          500    Full Discretion/Sole    N/A   Sole
BOK FINL CORP CM                            COMMON      05561Q201    134,520        3,571    Full Discretion/Sole    N/A   Sole
BP PLC SPONS ADR                            COMMON      055622104    714,437       14,984    Full Discretion/Sole    N/A   Sole
BRISTOL-MYERS SQUIBB CM                     COMMON      110122108     30,668        1,510    Full Discretion/Sole    N/A   Sole
BUCKLE INC COM                              COMMON      118440106    573,925       18,065    Full Discretion/Sole    N/A   Sole
CANADIAN OIL SANDS TRUST CLOSED END TRUST   COMMON      13642L100    885,456       37,045    Full Discretion/Sole    N/A   Sole
CERAGON NETWORKS LTD COM                    COMMON      M22013102      9,282        1,400    Full Discretion/Sole    N/A   Sole
CERNER CORP COM                             COMMON      156782104  1,656,291       26,590    Full Discretion/Sole    N/A   Sole
CHART INDUSTRIES INC COM                    COMMON      16115Q308  1,026,897       56,485    Full Discretion/Sole    N/A   Sole
CHESAPEAKE ENERGY CORP COM                  COMMON      165167107     36,388        1,835    Full Discretion/Sole    N/A   Sole
CHEVRON CORP COM                            COMMON      166764100    206,899        3,123    Full Discretion/Sole    N/A   Sole
CHINA MOBILE LTD SP ADR                     COMMON      16941M109    216,045        4,314    Full Discretion/Sole    N/A   Sole
CHINA NATIONAL OFFSHORE OIL COM             COMMON      126132109      5,905           48    Full Discretion/Sole    N/A   Sole
CHIPOTLE MEXICAN GRILL COM CL A             COMMON      169656105     30,800          385    Full Discretion/Sole    N/A   Sole
CITIGROUP INC COM                           COMMON      172967101     14,850        5,000    Full Discretion/Sole    N/A   Sole
COMPLETE PROD SERV INC COM                  COMMON      20453E109      2,067          325    Full Discretion/Sole    N/A   Sole
CONOCOPHILLIPS CORP COM                     COMMON      20825C104    147,841        3,515    Full Discretion/Sole    N/A   Sole
CONSOLIDATED EDISON CO N Y INC COM          COMMON      209115104    714,535       19,095    Full Discretion/Sole    N/A   Sole
CONTINENTAL RESOURCES INC COM               COMMON      212015101      2,775          100    Full Discretion/Sole    N/A   Sole
COVIDIEN PLC ORD                            COMMON      G2554F105      8,798          235    Full Discretion/Sole    N/A   Sole
CVS CAREMARK CORPORATION COM                COMMON      126650100  1,503,435       47,174    Full Discretion/Sole    N/A   Sole
DAKTRONICS INC COM                          COMMON      234264109      3,850          500    Full Discretion/Sole    N/A   Sole
DANAHER CORP DEL COM                        COMMON      235851102  1,203,930       19,500    Full Discretion/Sole    N/A   Sole
DAVITA INC COM                              COMMON      23918K108    168,164        3,400    Full Discretion/Sole    N/A   Sole
DELTA AIR LINES INC COM                     COMMON      247361702      3,526          609    Full Discretion/Sole    N/A   Sole
DEVON ENERGY CORPORATION COMMON             COMMON      25179M103     76,845        1,410    Full Discretion/Sole    N/A   Sole
DOLLAR TREE INC COM                         COMMON      256746108     18,524          440    Full Discretion/Sole    N/A   Sole
DOMINION RESOURCES INC COM                  COMMON      25746U109     33,420        1,000    Full Discretion/Sole    N/A   Sole
DR PEPPER SNAPPLE GROUP INC COM             COMMON      26138E109    959,483       45,280    Full Discretion/Sole    N/A   Sole
DUKE ENERGY HOLDINGS CORP COM               COMMON      26441C105    912,969       62,575    Full Discretion/Sole    N/A   Sole
E M C CORP MASS COM                         COMMON      268648102    862,438       65,835    Full Discretion/Sole    N/A   Sole
EAGLE BULK SHIPPING INC COM                 COMMON      Y2187A101  1,137,536      241,515    Full Discretion/Sole    N/A   Sole
EASTMAN CHEMICAL CO COM                     COMMON      277432100      9,664          255    Full Discretion/Sole    N/A   Sole
ECOLAB INC COM                              COMMON      278865100     24,369          625    Full Discretion/Sole    N/A   Sole
EMERSON ELEC CO COM                         COMMON      291011104  1,602,504       49,460    Full Discretion/Sole    N/A   Sole
EXXON MOBIL CORPORATION COM                 COMMON      30231G102    282,926        4,047    Full Discretion/Sole    N/A   Sole
FAMILY DOLLAR STORES INC COM                COMMON      307000109    104,710        3,700    Full Discretion/Sole    N/A   Sole
FIRST CASH FINANCIAL SERVICES COM           COMMON      31942D107     13,666          780    Full Discretion/Sole    N/A   Sole
FORTUNE BRANDS INC COM                      COMMON      349631101      6,079          175    Full Discretion/Sole    N/A   Sole
FPL GROUP INC COM                           COMMON      302571104     34,400          605    Full Discretion/Sole    N/A   Sole
FREEPORT MCMORAN COPPER & GOLD CL B         COMMON      35671D857  1,451,937       28,975    Full Discretion/Sole    N/A   Sole
FRONTLINE LTD COM                           COMMON      G3682E127    356,874       14,650    Full Discretion/Sole    N/A   Sole
GAMESTOP CORP COM                           COMMON      36467W109      5,502          250    Full Discretion/Sole    N/A   Sole
GENERAL ELECTRIC CO COM                     COMMON      369604103     25,784        2,200    Full Discretion/Sole    N/A   Sole
GENZYME CORP COM                            COMMON      372917104     17,814          320    Full Discretion/Sole    N/A   Sole
GEO GROUP INC COM                           COMMON      36159R103      5,574          300    Full Discretion/Sole    N/A   Sole
GOLD FIELDS LTD SPON ADR                    COMMON      38059T106      2,796          232    Full Discretion/Sole    N/A   Sole
GOLDMAN SACHS GROUP INC COM                 COMMON      38141G104  2,559,116       17,357    Full Discretion/Sole    N/A   Sole
GOOGLE INC CL A                             COMMON      38259P508     42,159          100    Full Discretion/Sole    N/A   Sole
GPFD 144 A PFD BLOCKER                      COMMON      74038A207      1,720            4    Full Discretion/Sole    N/A   Sole
HALLIBURTON CO COM                          COMMON      406216101     18,940          915    Full Discretion/Sole    N/A   Sole
HEALTH CARE REIT INC COM                    COMMON      42217K106  1,049,257       30,770    Full Discretion/Sole    N/A   Sole
HEINEKEN NV UNSPON ADR                      COMMON      423012202     10,666          575    Full Discretion/Sole    N/A   Sole
HEINZ H J CO COM                            COMMON      423074103  1,303,764       36,520    Full Discretion/Sole    N/A   Sole
HELMERICH & PAYNE INC COM                   COMMON      423452101     23,770          770    Full Discretion/Sole    N/A   Sole
HOUSTON ENERGY PARTNERS LP NSA              COMMON      441998101  1,220,756    1,220,756    Full Discretion/Sole    N/A   Sole
IDEXX LABORATORIES INC COM                  COMMON      45168D104  1,710,093       37,015    Full Discretion/Sole    N/A   Sole
ILLINOIS TOOL WORKS INC COM                 COMMON      452308109     27,071          725    Full Discretion/Sole    N/A   Sole
INTERCONTINENTAL EXCHANGE COM               COMMON      45865V100  1,881,533       16,470    Full Discretion/Sole    N/A   Sole
INTL BUSINESS MACHINES COM                  COMMON      459200101    161,851        1,550    Full Discretion/Sole    N/A   Sole
INTUITIVE SURGICAL INC COM                  COMMON      46120E602  1,708,610       10,440    Full Discretion/Sole    N/A   Sole
IOWA TELECOMMUNICATIONS SERVIC COM          COMMON      462594201    843,362       67,415    Full Discretion/Sole    N/A   Sole
JOHNSON & JOHNSON COM                       COMMON      478160104      4,260           75    Full Discretion/Sole    N/A   Sole
JP MORGAN CHASE & CO COM                    COMMON      46625H100  1,138,933       33,390    Full Discretion/Sole    N/A   Sole
JUNIPER NETWORKS INC COM                    COMMON      48203R104     39,530        1,675    Full Discretion/Sole    N/A   Sole
KRAFT FOODS INC CL A                        COMMON      50075N104    486,275       19,190    Full Discretion/Sole    N/A   Sole
MACROSOLVE INC COM                          COMMON      55610Q108     73,899      321,300    Full Discretion/Sole    N/A   Sole
MCDONALDS CORP COM                          COMMON      580135101    382,308        6,650    Full Discretion/Sole    N/A   Sole
MEDCO HEALTH SOLUTIONS INC COM              COMMON      58405U102    343,215        7,525    Full Discretion/Sole    N/A   Sole
MERCK & CO INC COM                          COMMON      589331107     27,960        1,000    Full Discretion/Sole    N/A   Sole
MESABI TR ROYALTY SH BEN INT                COMMON      590672101  1,120,545      100,950    Full Discretion/Sole    N/A   Sole
METROPCS COMMUNICATIONS INC COM             COMMON      591708102      9,317          700    Full Discretion/Sole    N/A   Sole
MICROSOFT CORP COM                          COMMON      594918104     16,639          700    Full Discretion/Sole    N/A   Sole
MIRANT CORP ESCROW - DO NOT SELL            COMMON      604675991          -        1,000    Full Discretion/Sole    N/A   Sole
MONSANTO CO COM                             COMMON      61166W101    423,366        5,695    Full Discretion/Sole    N/A   Sole
MOODY'S CORP COM                            COMMON      615369105      3,952          150    Full Discretion/Sole    N/A   Sole
NESTLE S A SPON ADR REPSTG REG SH           COMMON      641069406     12,640          336    Full Discretion/Sole    N/A   Sole
NEW GULF ENERGY LLC NSA                     COMMON      644995102  2,013,536    2,013,536    Full Discretion/Sole    N/A   Sole
NIKE INC CL B                               COMMON      654106103  1,368,804       26,435    Full Discretion/Sole    N/A   Sole
NOBLE CORP COM                              COMMON      H5833N103     28,586          945    Full Discretion/Sole    N/A   Sole
NOKIA CORP ADR                              COMMON      654902204     73,425        5,036    Full Discretion/Sole    N/A   Sole
NORDIC AMER TANKER SHIPPING ORD             COMMON      G65773106  1,686,460       53,000    Full Discretion/Sole    N/A   Sole
NORFOLK SOUTHERN CORP COM                   COMMON      655844108     10,924          290    Full Discretion/Sole    N/A   Sole
NORTHERN TR CORP COM                        COMMON      665859104     51,801          965    Full Discretion/Sole    N/A   Sole
NUCOR CORP COM                              COMMON      670346105    257,028        5,785    Full Discretion/Sole    N/A   Sole
OCCIDENTAL PETROLEUM CORP COM               COMMON      674599105     37,841          575    Full Discretion/Sole    N/A   Sole
ONEOK INC CM (NEW)                          COMMON      682680103  2,003,256       67,930    Full Discretion/Sole    N/A   Sole
ORACLE CORP COM                             COMMON      68389X105  1,483,870       69,275    Full Discretion/Sole    N/A   Sole
PACIFIC GAS & ELEC CO COM                   COMMON      69331C108      6,727          175    Full Discretion/Sole    N/A   Sole
PATRIOT COAL CORPORATION COM                COMMON      70336T104        128           20    Full Discretion/Sole    N/A   Sole
PAYCHEX INC COM                             COMMON      704326107     25,200        1,000    Full Discretion/Sole    N/A   Sole
PEABODY ENERGY CORP COM                     COMMON      704549104      3,016          100    Full Discretion/Sole    N/A   Sole
PENN WEST ENERGY TRUST-UNITS COM            COMMON      707885109    752,979       59,150    Full Discretion/Sole    N/A   Sole
PEPSICO INC CM                              COMMON      713448108     70,074        1,275    Full Discretion/Sole    N/A   Sole
PETROCHINA CO LTD COM                       COMMON      71646E100     72,364          655    Full Discretion/Sole    N/A   Sole
PETROLEO BRASILEIRO SA COM                  COMMON      71654V408     11,229          274    Full Discretion/Sole    N/A   Sole
PFIZER INC COM                              COMMON      717081103    142,275        9,485    Full Discretion/Sole    N/A   Sole
PHILIP MORRIS INTL COM                      COMMON      718172109  1,321,512       30,296    Full Discretion/Sole    N/A   Sole
PLUM CREEK TIMBER CO INC COM                COMMON      729251108    634,910       21,320    Full Discretion/Sole    N/A   Sole
PRAXAIR INC CM                              COMMON      74005P104     21,321          300    Full Discretion/Sole    N/A   Sole
PRICE T ROWE GROUP INC COM                  COMMON      74144T108     46,045        1,105    Full Discretion/Sole    N/A   Sole
PROCTER GAMBLE CO COM                       COMMON      742718109    307,980        6,027    Full Discretion/Sole    N/A   Sole
PROLOGIS COM                                COMMON      743410102     66,495        8,250    Full Discretion/Sole    N/A   Sole
PUBLIC STORAGE COM                          COMMON      74460D109     29,466          450    Full Discretion/Sole    N/A   Sole
REPUBLIC SERVICES INC COM                   COMMON      760759100     29,780        1,220    Full Discretion/Sole    N/A   Sole
RESEARCH IN MOTION COMMON- CANADIAN         COMMON      760975102  2,746,207       38,630    Full Discretion/Sole    N/A   Sole
RIO TINTO PLC ADR COM                       COMMON      767204100    271,205        1,655    Full Discretion/Sole    N/A   Sole
SAN JUAN BASIN ROYALTIES COM                COMMON      798241105    210,520       14,650    Full Discretion/Sole    N/A   Sole
SANDRIDGE ENERGY INC COM                    COMMON      80007P307     14,058        1,650    Full Discretion/Sole    N/A   Sole
SAP AG SPON ADR                             COMMON      803054204      8,440          210    Full Discretion/Sole    N/A   Sole
SCHLUMBERGER LTD COM                        COMMON      806857108      9,199          170    Full Discretion/Sole    N/A   Sole
SEAGATE TECHNOLOGY ESCROW                   COMMON      811804988          -          350    Full Discretion/Sole    N/A   Sole
SENIOR HOUSING PROP TRUST REITS             COMMON      81721M109  1,308,456       80,175    Full Discretion/Sole    N/A   Sole
SHIP FINANCE INTERNATIONAL COM              COMMON      G81075106  1,355,951      122,933    Full Discretion/Sole    N/A   Sole
SONIC CORP COM                              COMMON      835451105      3,009          300    Full Discretion/Sole    N/A   Sole
SOUTHERN CO COM                             COMMON      842587107  1,917,586       61,540    Full Discretion/Sole    N/A   Sole
STRYKER CORP COM                            COMMON      863667101     24,440          615    Full Discretion/Sole    N/A   Sole
SUNCOR INC COM                              COMMON      867229106  1,147,914       37,835    Full Discretion/Sole    N/A   Sole
SYMANTEC CORP COM                           COMMON      871503108      9,348          600    Full Discretion/Sole    N/A   Sole
SYNTROLEUM CORP COM                         COMMON      871630109      2,564        1,150    Full Discretion/Sole    N/A   Sole
SYSCO CORP COM                              COMMON      871829107     39,115        1,740    Full Discretion/Sole    N/A   Sole
TAIWAN SEMICONDUCTOR COM                    COMMON      874039100      6,926          736    Full Discretion/Sole    N/A   Sole
TALON INTERNATIONAL SELECT NSA              COMMON      874992100     64,752       64,752    Full Discretion/Sole    N/A   Sole
TALON TOTAL RETURN QP PARTNERS NSA          COMMON      874996994    208,435      208,435    Full Discretion/Sole    N/A   Sole
TARGET CORP COM                             COMMON      87612E106  2,172,626       55,045    Full Discretion/Sole    N/A   Sole
TELEFONICA DE ESPANA SA SPONSRD ADR         COMMON      879382208     13,510          199    Full Discretion/Sole    N/A   Sole
TEVA PHARMACEUTICAL INDS LTD ADR            COMMON      881624209     26,742          542    Full Discretion/Sole    N/A   Sole
THE BLACKSTONE GROUP LP COM                 COMMON      09253U108  1,873,380      177,740    Full Discretion/Sole    N/A   Sole
THE ENDOWMENT DOMESTIC QP FUND LP NSA       COMMON      292645991  5,167,005    5,167,005    Full Discretion/Sole    N/A   Sole
THE ENDOWMENT REGISTERED FUND LP            COMMON      29299H101  2,083,787    2,083,787    Full Discretion/Sole    N/A   Sole
TOTAL S A SPONSORED ADR                     COMMON      89151E109     10,087          186    Full Discretion/Sole    N/A   Sole
TOYOTA MOTOR CORP ADR 2 COM                 COMMON      892331307     10,272          136    Full Discretion/Sole    N/A   Sole
TRANSOCEAN LTD ORD                          COMMON      H8817H100  1,469,976       19,787    Full Discretion/Sole    N/A   Sole
UNILEVER N V NY SHARES                      COMMON      904784709      2,418          100    Full Discretion/Sole    N/A   Sole
UNION PAC CORP COM                          COMMON      907818108     28,633          550    Full Discretion/Sole    N/A   Sole
UNIT CORP COM                               COMMON      909218109     17,920          650    Full Discretion/Sole    N/A   Sole
UNITED TECH CORP COM                        COMMON      913017109    991,085       19,074    Full Discretion/Sole    N/A   Sole
URS CORP CM                                 COMMON      903236107     16,342          330    Full Discretion/Sole    N/A   Sole
USEC INC COM                                COMMON      90333E108      7,980        1,500    Full Discretion/Sole    N/A   Sole
VALE S.A. CLASS A PREFERRED                 COMMON      91912E204      6,063          395    Full Discretion/Sole    N/A   Sole
VALERO ENERGY NEW COM                       COMMON      91913Y100  1,270,044       75,195    Full Discretion/Sole    N/A   Sole
VERIZON COMMUNICATIONS COM                  COMMON      92343V104     54,546        1,775    Full Discretion/Sole    N/A   Sole
VISA INC CLASS A                            COMMON      92826C839     37,356          600    Full Discretion/Sole    N/A   Sole
WAL-MART STORES COM                         COMMON      931142103    101,724        2,100    Full Discretion/Sole    N/A   Sole
WALT DISNEY CO COM                          COMMON      254687106     13,998          600    Full Discretion/Sole    N/A   Sole
WASTE MANAGEMENT INC COM                    COMMON      94106L109     33,088        1,175    Full Discretion/Sole    N/A   Sole
WEATHERFORD INTERNATIONAL LTD NEW           COMMON      H27013103     15,550          795    Full Discretion/Sole    N/A   Sole
WELLCARE HEALTH PLANS INC COM               COMMON      94946T106     10,632          575    Full Discretion/Sole    N/A   Sole
WELLS FARGO COMPANY COM                     COMMON      949746101    869,964       35,860    Full Discretion/Sole    N/A   Sole
WESTERN DIGITAL CORP COM                    COMMON      958102105     15,237          575    Full Discretion/Sole    N/A   Sole
WESTPORT INNOVATIONS INC COM                COMMON      960908309  1,460,253      180,501    Full Discretion/Sole    N/A   Sole
WILLIAMS COS INC COM                        COMMON      969457100    272,629       17,465    Full Discretion/Sole    N/A   Sole
DIAMONDS TRUST SERIES I COM                 ETF         252787106    160,685        1,898    Full Discretion/Sole    N/A   Sole
ISHARES BARCLAYS AGG BOND FUND              ETF         464287226  9,750,013       95,448    Full Discretion/Sole    N/A   Sole
ISHARES COMEX GOLD TRUST COM                ETF         464285105     23,086          253    Full Discretion/Sole    N/A   Sole
ISHARES DJ US REAL ESTATE                   ETF         464287739      2,107           65    Full Discretion/Sole    N/A   Sole
ISHARES GSCI COMMODITY INDEXED TRUST        ETF         46428R107      3,005          100    Full Discretion/Sole    N/A   Sole
ISHARES IBOXX & INVTOP INVES FD             ETF         464287242    290,611        2,898    Full Discretion/Sole    N/A   Sole
ISHARES MIDCAP 400 IDX FD                   ETF         464287507     49,295          853    Full Discretion/Sole    N/A   Sole
ISHARES MSCI EAFE INDEX FUND                ETF         464287465  5,975,365      130,438    Full Discretion/Sole    N/A   Sole
ISHARES MSCI EMERGING MKTS                  ETF         464287234  3,676,025      114,056    Full Discretion/Sole    N/A   Sole
ISHARES RUSSELL 2000 IDX FUND               ETF         464287655      1,532           30    Full Discretion/Sole    N/A   Sole
ISHARES S&P 500 INDEX                       ETF         464287200      7,388           80    Full Discretion/Sole    N/A   Sole
ISHARES S&P MDCP 400 VALUE FD               ETF         464287705     64,095        1,230    Full Discretion/Sole    N/A   Sole
ISHARES S&P MIDCAP 400 GROWTH INDEX FD      ETF         464287606      6,860          110    Full Discretion/Sole    N/A   Sole
ISHARES S&P NORTH AMERI NATUR INDEX FD      ETF         464287374     23,692          855    Full Discretion/Sole    N/A   Sole
ISHARES XINHUA CHINA 25 INDEX FUND          ETF         464287184    115,110        3,000    Full Discretion/Sole    N/A   Sole
SPDR GOLD TR GOLD SHS ETF                   ETF         78463V107     13,677          150    Full Discretion/Sole    N/A   Sole
SPDR TR UNIT SER 1                          ETF         78462F103    189,785        2,064    Full Discretion/Sole    N/A   Sole
NUVEEN MUNI HIGH INCOME OPP CLOSEDEND       BOND FUNDS  670682103  5,290,000      500,000    Full Discretion/Sole    N/A   Sole
AMERIGAS PARTNERS-LP COM                    LP          030975106     48,065        1,425    Full Discretion/Sole    N/A   Sole
ENERGY TRANSFER PARTNERS LP COM             LP          29273R109    251,645        6,215    Full Discretion/Sole    N/A   Sole
ENTERPRISE PRODUCTS PARTNERS LP             LP          293792107    216,978        8,700    Full Discretion/Sole    N/A   Sole
KINDER MORGAN ENERGY PARTNERS CM LP         LP          494550106    204,480        4,000    Full Discretion/Sole    N/A   Sole
MAGELLAN MIDSTREAM PARTNERS COM             LP          559080106  1,681,689       48,380    Full Discretion/Sole    N/A   Sole
SUBURBAN PROPANE PARTNERS LP COM            LP          864482104      7,380          175    Full Discretion/Sole    N/A   Sole
TERRA NITROGEN CO LP COM UNITS              LP          881005201    672,706        6,675    Full Discretion/Sole    N/A   Sole